Property, Equipment and Software	12 Months Ended
Dec. 31, 2017
Property, Equipment and Software
Property, Equipment and Software

7.Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31, 2016	December 31, 2017
	RMB	RMB
Building and decoration	1,207,607	1,496,971
Leasehold improvements	39,880	98,278
Furniture, fixtures and office equipment	104,779	124,201
Vehicles	52,396	68,414
Servers and computers	1,700,463	2,583,270
Software	54,273	86,650
Construction in progress	663,374	1,086,773

	3,822,772	5,544,557

Less: accumulated depreciation	(1,403,262)	(1,775,231)

Net book value	2,419,510	3,769,326

Depreciation expense was RMB178.9 million, RMB312.9 million and RMB522.2 million for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, the construction in progress balance mainly represented a prepayment of RMB642.4 million and RMB1,084.6 million, respectively, for the construction of office buildings in Hangzhou, Zhoushan, Guangzhou and Ningbo. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.